LEASE LIABILITIES (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities
Leases	R$ 1,755,060	R$ 1,835,101
Present value adjustment - Leases	(1,195,780)	(1,221,378)
Potencial PIS and COFINS credit	162,343	169,747
Present value adjustment – Potential PIS and COFINS credit	R$ (110,610)	R$ (112,977)